Business Segment Information - Assets by Business Segment (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,536.4	$ 2,527.6	$ 2,484.0
Corporate, non-segment
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		250.2	71.3
S&IP | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		1,235.2	1,357.2
Medical Devices | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		$ 1,042.2	$ 1,055.5